Treasury Stock (Tables)	12 Months Ended
Mar. 31, 2011
Treasury Stock
Treasury Stock Changes

		Yen (millions)
	Shares	Amount
Balance as of March 31, 2008	43,727,729	26,130
Acquisition for treasury	1,500,226	858
Sales of treasury stock	(1,253,991)	(751)

Balance as of March 31, 2009	43,973,964	26,237
Acquisition for treasury	376,025	115
Sales of treasury stock	(335,738)	(201)

Balance as of March 31, 2010	44,014,251	26,151
Acquisition for treasury	456,705	183
Sales of treasury stock	(41,926,879)	(24,963)

Balance as of March 31, 2011	2,544,077	1,371